UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (6.4%):
Advance Auto Parts, Inc.	79,570	$13,068
Amazon.com, Inc.(a)	12,000	9,882
DISH Network Corp.(a)	131,000	7,751
Dollar Tree, Inc.(a)	84,500	6,523
		37,224
Consumer Staples (7.6%):
CVS Health Corp.	111,930	8,821
Mead Johnson Nutrition Co.	63,100	4,446
Philip Morris International, Inc.	95,800	9,209
Pinnacle Foods, Inc.	94,200	5,011
The Coca-Cola Co.	163,300	6,788
The Kroger Co.	306,000	10,392
		44,667
Energy (4.4%):
Hess Corp.	86,900	4,708
Occidental Petroleum Corp.	179,129	12,140
Schlumberger Ltd.	108,580	9,089
		25,937
Financials (18.8%):
Ally Financial, Inc.	305,011	6,442
Chubb Ltd.	79,600	10,467
Huntington Bancshares, Inc.	773,500	10,465
Morgan Stanley	312,500	13,278
The Bank of New York Mellon Corp.	331,280	14,818
The Progressive Corp.	257,000	9,622
U.S. Bancorp	367,800	19,365
Wells Fargo & Co.	453,500	25,546
		110,003
Health Care (16.4%):
Allergan PLC(a)	54,500	11,930
Baxter International, Inc.	162,450	7,783
Bayer AG, ADR(b)	132,000	14,693
Celgene Corp.(a)	74,900	8,700
Danaher Corp.	126,102	10,582
Dentsply Sirona, Inc.	52,000	2,948
Eli Lilly & Co.	90,430	6,966
McKesson Corp.	39,400	5,483
Medtronic PLC	184,200	14,004
Pfizer, Inc.	405,230	12,857
		95,946
Industrials (13.9%):
Deere & Co.	54,900	5,877
Fastenal Co.	221,000	10,979
Flowserve Corp.	173,000	8,505
Fortive Corp.	110,301	6,101
General Dynamics Corp.	104,200	18,869
General Electric Co.	538,410	15,991
Johnson Controls International PLC	199,822	8,788
United Parcel Service, Inc., Class B	53,398	5,827
		80,937
Information Technology (19.6%):
Alphabet, Inc., Series C, Class C(a)	26,591	21,187
Apple, Inc.	104,400	12,669
Cisco Systems, Inc.	405,170	12,447
Cognizant Technology Solutions Corp., Class A(a)	181,800	9,561
Harris Corp.	79,800	8,196
HP, Inc.	364,500	5,486
Microsoft Corp.	328,600	21,244

See notes to schedules of investments.

Security Description	Shares	Value
PayPal Holdings, Inc.(a)	213,500	$8,493
Visa, Inc., Class A	128,030	10,590
Xilinx, Inc.	73,100	4,254
		114,127
Materials (7.2%):
Potash Corp. of Saskatchewan, Inc.	774,000	14,396
PPG Industries, Inc.	128,000	12,801
Praxair, Inc.	126,500	14,983
		42,180
Real Estate (4.1%):
American Tower Corp.	60,000	6,210
CBRE Group, Inc., Series A, Class A(a)	347,500	10,550
Simon Property Group, Inc.	40,400	7,424
		24,184
Total Common Stocks (Cost $494,310)		575,205

Collateral for Securities Loaned (0.1%)
Fidelity Institutional Government Portfolio, 0.47%(c)	210,088	210
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.43%(c)	236,089	236
Total Collateral for Securities Loaned (Cost $446)		446
Total Investments (Cost $494,756) — 98.5%		575,651
Other assets in excess of liabilities — 1.5%		8,557
NET ASSETS - 100.00%		$584,208

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
NewBridge Large Cap Growth Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Communications Equipment (2.8%):
Palo Alto Networks, Inc.(a)	7,025	$1,037
Consumer Discretionary (22.0%):
Amazon.com, Inc.(a)	2,875	2,367
Nike, Inc., Class B	19,625	1,038
O’Reilly Automotive, Inc.(a)	4,300	1,128
Starbucks Corp.	20,175	1,114
The Priceline Group, Inc.(a)	700	1,103
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	5,325	1,450
		8,200
Consumer Staples (4.9%):
Constellation Brands, Inc., Class A	5,900	884
Monster Beverage Corp.(a)	22,025	938
		1,822
Energy (3.2%):
Halliburton Co.	21,000	1,188
Financials (6.2%):
The Charles Schwab Corp.	37,925	1,564
The Goldman Sachs Group, Inc.	3,250	745
		2,309
Health Care (15.2%):
Alexion Pharmaceuticals, Inc.(a)	7,975	1,042
Celgene Corp.(a)	15,125	1,757
Dexcom, Inc.(a)	9,375	742
Edwards Lifesciences Corp.(a)	13,950	1,343
Shire PLC, ADR	4,775	801
		5,685
Industrials (4.5%):
Acuity Brands, Inc.	4,475	927
CSX Corp.	16,000	742
		1,669
Internet Software & Services (11.7%):
Alphabet, Inc., Series C, Class C(a)	2,525	2,017
Facebook, Inc., Class A(a)	18,275	2,381
		4,398
IT Services (6.6%):
Sabre Corp.	32,500	796
Visa, Inc., Class A	20,150	1,667
		2,463
Materials (3.5%):
The Sherwin-Williams Co.	4,350	1,322
Semiconductors & Semiconductor Equipment (3.5%):
Applied Materials, Inc.	37,775	1,294
Software (9.8%):
Adobe Systems, Inc.(a)	12,475	1,415
Red Hat, Inc.(a)	12,025	912
Salesforce.com, Inc.(a)	17,075	1,351
		3,678

See notes to schedules of investments.

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (3.0%):
Apple, Inc.	9,250	$1,122

Total Common Stocks (Cost $21,445)		36,187
Total Investments (Cost $21,445) — 96.9%		36,187
Other assets in excess of liabilities — 3.1%		1,149
NET ASSETS - 100.00%		$37,336

(a)	Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Consumer Discretionary (6.3%):
Advance Auto Parts, Inc.	11,700	$1,921
Amazon.com, Inc.(a)	1,600	1,318
DISH Network Corp.(a)	18,800	1,112
Dollar Tree, Inc.(a)	12,500	965
		5,316
Consumer Staples (7.5%):
CVS Health Corp.	16,000	1,261
Mead Johnson Nutrition Co.	8,600	606
Philip Morris International, Inc.	13,900	1,336
Pinnacle Foods, Inc.	12,200	649
The Coca-Cola Co.	24,400	1,014
The Kroger Co.	43,000	1,461
		6,327
Energy (4.4%):
Hess Corp.	12,400	672
Occidental Petroleum Corp.	25,300	1,715
Schlumberger Ltd.	15,700	1,314
		3,701
Financials (18.8%):
Ally Financial, Inc.	43,700	923
Chubb Ltd.	11,900	1,565
Huntington Bancshares, Inc.	110,500	1,495
Morgan Stanley	44,000	1,870
The Bank of New York Mellon Corp.	47,900	2,142
The Progressive Corp.	38,100	1,426
U.S. Bancorp	51,800	2,727
Wells Fargo & Co.	65,200	3,673
		15,821
Health Care (16.4%):
Allergan PLC(a)	7,800	1,707
Baxter International, Inc.	24,000	1,150
Bayer AG, ADR	19,000	2,115
Celgene Corp.(a)	11,000	1,278
Danaher Corp.	18,500	1,553
Dentsply Sirona, Inc.	7,500	425
Eli Lilly & Co.	11,800	909
McKesson Corp.	5,700	793
Medtronic PLC	26,200	1,991
Pfizer, Inc.	58,300	1,850
		13,771
Industrials (14.1%):
Deere & Co.	8,200	878
Fastenal Co.	31,000	1,540
Flowserve Corp.	24,900	1,224
Fortive Corp.	15,800	874
General Dynamics Corp.	15,100	2,734
General Electric Co.	81,400	2,418
Johnson Controls International PLC	29,750	1,308
United Parcel Service, Inc., Class B	8,300	906
		11,882
Information Technology (19.6%):
Alphabet, Inc., Series C, Class C(a)	3,687	2,938
Apple, Inc.	15,520	1,883
Cisco Systems, Inc.	59,500	1,828
Cognizant Technology Solutions Corp., Class A(a)	26,100	1,373
Harris Corp.	10,800	1,109
HP, Inc.	52,400	789
Microsoft Corp.	47,500	3,071
PayPal Holdings, Inc.(a)	30,600	1,217
Visa, Inc., Class A	19,000	1,572

See notes to schedules of investments.

Security Description	Shares	Value
Xilinx, Inc.	9,900	$576
		16,356
Materials (7.1%):
Potash Corp. of Saskatchewan, Inc.	108,800	2,024
PPG Industries, Inc.	18,200	1,820
Praxair, Inc.	18,000	2,132
		5,976
Real Estate (4.1%):
American Tower Corp.	8,500	880
CBRE Group, Inc., Series A, Class A(a)	48,400	1,469
Simon Property Group, Inc.	5,900	1,084
		3,433
Total Common Stocks (Cost $78,704)		82,583
Total Investments (Cost $78,704) — 98.3%		82,583
Other assets in excess of liabilities — 1.7%		1,408
NET ASSETS - 100.00%		$83,991

(a)	Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sycamore Established Value Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.0%)
Consumer Discretionary (8.8%):
BorgWarner, Inc.	2,573,700	$105,084
CBS Corp., Class B	1,633,700	105,357
NVR, Inc.(a)	66,000	122,628
TEGNA, Inc.	5,185,500	118,800
The Interpublic Group of Cos., Inc.	4,443,300	104,551
Tiffany & Co.(b)	1,431,100	112,656
		669,076
Consumer Staples (4.1%):
Archer-Daniels-Midland Co.	3,909,400	173,030
Kellogg Co.	1,055,700	76,760
Sysco Corp.	1,225,900	64,311
		314,101
Energy (6.7%):
Cimarex Energy Co.	746,100	100,880
Devon Energy Corp.	2,090,400	95,197
Energen Corp.(a)	1,755,200	94,588
PDC Energy, Inc.(a)	1,398,200	103,382
Superior Energy Services, Inc.(a)	6,617,800	116,937
		510,984
Financials (16.0%):
Aflac, Inc.	1,946,900	136,265
Alleghany Corp.(a)	229,200	140,173
American Financial Group, Inc.	995,200	85,756
Arthur J. Gallagher & Co.	1,571,600	84,599
Citizens Financial Group, Inc.	4,076,800	147,458
Invesco Ltd.	1,767,200	51,107
Markel Corp.(a)	103,400	95,645
Marsh & McLennan Cos., Inc.	1,332,800	90,657
SunTrust Banks, Inc.	2,858,000	162,391
The Allstate Corp.	1,199,700	90,229
W.R. Berkley Corp.	1,904,900	128,028
		1,212,308
Health Care (7.9%):
Agilent Technologies, Inc.	1,650,900	80,845
C.R. Bard, Inc.	94,028	22,316
HCA Holdings, Inc.(a)	1,086,500	87,224
Hologic, Inc.(a)	1,657,200	67,166
Mednax, Inc.(a)	1,036,695	70,858
PerkinElmer, Inc.	1,961,200	104,316
Quest Diagnostics, Inc.	1,625,400	149,407
Universal Health Services, Inc., Class B	181,000	20,386
		602,518
Industrials (15.9%):
AGCO Corp.	1,190,900	74,789
Hubbell, Inc.	886,100	108,175
Ingersoll-Rand PLC	1,430,100	113,477
Jacobs Engineering Group, Inc.(a)	1,613,200	94,453
Old Dominion Freight Line, Inc.(a)	1,363,300	120,352
Owens Corning, Inc.	2,049,800	113,251
Parker-Hannifin Corp.	756,600	111,319
Quanta Services, Inc.(a)	3,431,400	123,153
Republic Services, Inc., Class A	1,489,800	85,485
Rockwell Automation, Inc.	702,100	103,904
Textron, Inc.	2,086,100	98,819
Xylem, Inc.	1,182,000	58,284
		1,205,461
Information Technology (17.2%):
ARRIS International PLC(a)	2,307,000	65,934
Avnet, Inc.	1,752,672	81,394
Booz Allen Hamilton Holdings Corp.	1,862,100	62,976

See notes to schedules of investments.

Security Description	Shares	Value
Computer Sciences Corp.	1,096,300	$68,190
Fidelity National Information Services, Inc.	1,361,500	108,131
Flextronics International Ltd.(a)	6,803,600	106,612
FLIR Systems, Inc.	2,717,300	96,002
Hewlett Packard Enterprises Co.	3,618,300	82,063
Keysight Technologies, Inc.(a)	2,910,000	107,874
KLA-Tencor Corp.	912,100	77,629
MAXIMUS, Inc.	1,650,800	91,025
Motorola Solutions, Inc.	1,562,800	126,134
On Semiconductor Corp.(a)	4,271,200	56,892
Skyworks Solutions, Inc.	1,026,700	94,190
Synopsys, Inc.(a)	1,216,200	76,487
		1,301,533
Materials (8.3%):
Agrium, Inc.	740,600	76,216
AptarGroup, Inc.	1,515,900	110,615
Avery Dennison Corp.	1,067,700	77,963
Celanese Corp.	577,351	48,728
Crown Holdings, Inc.(a)	2,656,900	143,924
International Flavors & Fragrances, Inc.	362,700	42,512
Reliance Steel & Aluminum Co.	1,666,200	132,713
		632,671
Real Estate (2.9%):
DDR Corp.	6,022,800	91,426
Lamar Advertising Co.	730,900	55,198
National Retail Properties, Inc.	1,749,200	76,265
		222,889
Utilities (5.2%):
Alliant Energy Corp.	2,513,400	94,630
Atmos Energy Corp.	1,124,700	85,680
DTE Energy Co.	1,169,500	115,359
Xcel Energy, Inc.	2,467,300	101,948
		397,617
Total Common Stocks (Cost $5,891,572)		7,069,158

Exchange-Traded Funds (2.0%)
iShares Russell Midcap Value Index Fund	1,830,500	149,662
Total Exchange-Traded Funds (Cost $125,579)		149,662

Collateral for Securities Loaned (0.0%)(c)
Fidelity Institutional Government Portfolio, 0.47%(d)	1,115,705	1,116
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.43%(d)	1,253,787	1,254
Total Collateral for Securities Loaned (Cost $2,370)		2,370
Total Investments (Cost $6,019,521) — 95.0%		7,221,190
Other assets in excess of liabilities — 5.0%		380,698
NET ASSETS - 100.00%		$7,601,888

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sycamore Small Company Opportunity Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (94.3%)
Consumer Discretionary (7.7%):
Callaway Golf Co.	1,935,800	$21,933
Columbia Sportswear Co.	641,700	34,889
Culp, Inc.	650,725	20,953
Modine Manufacturing Co.(a)	989,116	13,452
Party City Holdings, Inc.(a)(b)	2,316,100	33,468
Sothebys Holdings, Inc., Class A(a)(b)	1,164,370	46,237
The E.W. Scripps Co., Class A(a)	3,049,700	59,408
Unifi, Inc.(a)	614,900	16,535
Wolverine World Wide, Inc.	2,921,400	68,623
		315,498
Consumer Staples (4.0%):
Sanderson Farms, Inc.(b)	778,624	70,855
Smart & Final Stores, Inc.(a)(b)	2,322,338	33,326
The Andersons, Inc.	1,647,098	62,177
		166,358
Energy (4.5%):
Delek US Holdings, Inc.	2,110,500	47,275
Helix Energy Solutions Group, Inc.(a)	4,306,320	36,518
Synergy Resources Corp.(a)(b)	6,101,400	52,533
Unit Corp.(a)	1,930,200	50,185
		186,511
Financials (21.7%):
American Financial Group, Inc.	356,400	30,711
Argo Group International Holdings	576,565	36,871
Associated Banc-Corp.	2,022,509	51,169
Brown & Brown, Inc.	1,127,600	47,506
Columbia Banking System, Inc.	1,600,500	63,636
Eagle Bancorp, Inc.(a)	1,051,800	64,423
FBL Financial Group, Inc., Class A	399,894	27,913
Horace Mann Educators Corp.	1,062,500	43,934
Independent Bank Corp.	813,071	50,695
Infinity Property & Casualty Corp.	568,900	49,409
Kinsale Capital Group, Inc.	677,600	19,888
Lakeland Financial Corp.	742,950	33,002
Pinnacle Financial Partners, Inc.	914,250	61,118
ProAssurance Corp.	876,200	47,665
Safety Insurance Group, Inc.	141,200	10,124
South State Corp.	651,200	58,217
Sterling BanCorp/DE	2,978,000	71,024
UMB Financial Corp.	479,500	36,989
Validus Holdings Ltd.	900,400	51,323
Virtus Investment Partners, Inc.(b)	356,500	38,859
		894,476
Health Care (5.3%):
Analogic Corp.	481,200	37,365
Bruker Corp.	1,404,646	33,332
CONMED Corp.	1,204,931	53,728
Haemonetics Corp.(a)	1,412,075	56,286
Molina Healthcare, Inc.(a)	656,400	37,231
		217,942
Industrials (22.6%):
Aerojet Rocketdyne Holdings, Inc.(a)	2,124,500	38,475
Alamo Group, Inc.	548,400	41,475
Altra Industrial Motion Corp.	1,155,665	43,106
Applied Industrial Technologies, Inc.	1,022,300	61,798
AZZ, Inc.	655,000	39,005
Barnes Group, Inc.	1,335,500	64,277
Carlisle Cos., Inc.	320,584	34,979
Celadon Group, Inc.(b)	1,485,500	11,290
Clean Harbors, Inc.(a)	725,600	40,271
Crane Co.	426,800	30,747
EMCOR Group, Inc.	818,700	57,056

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Encore Wire Corp.	1,123,400	$47,464
Esterline Technologies Corp.(a)	487,600	41,763
Forward Air Corp.	899,900	43,366
FTI Consulting, Inc.(a)	1,121,650	47,266
Granite Construction, Inc.	492,490	27,643
Mueller Industries, Inc.	741,700	29,861
Quanex Building Products Corp.	1,641,175	32,413
Standex International Corp.	132,615	11,564
Team, Inc.(a)	1,069,185	35,925
UniFirst Corp.	398,200	50,929
Watts Water Technologies, Inc., Class A	358,000	23,628
Werner Enterprises, Inc.	1,588,300	44,631
Woodward, Inc.	431,500	30,050
		928,982
Information Technology (13.1%):
Acxiom Corp.(a)	1,073,200	28,011
ADTRAN, Inc.	1,932,100	42,313
Anixter International, Inc.(a)	772,600	66,057
Diodes, Inc.(a)	1,865,000	46,420
Electronics For Imaging, Inc.(a)	1,003,900	45,115
Entegris, Inc.(a)	2,022,200	37,916
Littelfuse, Inc.	229,500	36,194
ManTech International Corp., Class A	837,200	32,601
MAXIMUS, Inc.	633,400	34,926
Mentor Graphics Corp.	1,140,100	42,081
Mesa Laboratories, Inc.	108,900	12,974
MKS Instruments, Inc.	500,451	32,980
Plexus Corp.(a)	735,000	39,911
Sykes Enterprises, Inc.(a)	1,530,000	42,732
		540,231
Materials (8.1%):
A. Schulman, Inc.	815,400	28,131
Cabot Corp.	808,733	44,780
Calgon Carbon Corp.	1,517,600	24,054
Carpenter Technology Corp.	877,100	35,102
Graphic Packaging Holding Co.	3,333,300	41,700
H.B. Fuller Co.	1,190,200	58,759
Hawkins, Inc.	531,933	28,538
Neenah Paper, Inc.	224,517	18,444
Orion Engineered Carbons SA	1,377,900	28,454
Sensient Technologies Corp.	305,456	23,444
		331,406
Real Estate (4.0%):
Alexander & Baldwin, Inc.	790,500	35,193
LaSalle Hotel Properties	777,700	23,463
LTC Properties, Inc.	624,200	29,131
Ryman Hospitality Properties, Inc.	515,400	31,532
Washington Real Estate Investment Trust	1,419,100	44,632
		163,951
Utilities (3.3%):
ALLETE, Inc.	638,500	41,726
El Paso Electric Co.	850,900	39,056
MGE Energy, Inc.	461,300	29,362
ONE Gas, Inc.	417,900	27,005
		137,149
Total Common Stocks (Cost $3,126,934)		3,882,504

Exchange-Traded Funds (1.3%)
iShares Russell 2000 Value Index Fund	470,200	55,451
Total Exchange-Traded Funds (Cost $53,850)		55,451

See notes to schedules of investments.

Security Description	Shares	Value
Collateral for Securities Loaned (2.8%)
Fidelity Institutional Government Portfolio, 0.47%(c)	53,736,875	$53,737
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.43%(c)	60,387,488	60,387
Total Collateral for Securities Loaned (Cost $114,124)		114,124
Total Investments (Cost $3,294,908) — 98.4%		4,052,079
Other assets in excess of liabilities — 1.6%		64,506
NET ASSETS - 100.00%		$4,116,585

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Expedition Emerging Markets Small Cap Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.8%)
Brazil (5.2%):
Consumer Discretionary (5.1%):
Cvc Brasil Operadora E Agencia de Viagens SA	55,500	$458
International Meal Co. Alimentacao SA (b)	235,900	391
Lojas Renner SA	54,700	415
Ser Educacional SA	62,200	346
		1,610
Financials (0.1%):
FPC Par Corretora de Seguros SA	5,500	25
		1,635
Cayman Islands (2.7%):
Consumer Discretionary (2.7%):
Nagacorp Ltd.	748,000	439
Nexteer Automotive Group Ltd.	326,000	405
		844
China (5.9%):
Consumer Discretionary (3.6%):
Best Pacific International Holdings Ltd.	406,000	331
Cogobuy Group (b)(c)	211,000	287
Q Technology Group Co., Ltd. (b)	329,000	221
Shenzhou International Group Holdings Ltd.	49,000	302
		1,141
Energy (1.0%):
Hilong Holdings Ltd.	1,265,000	313
Health Care (0.1%):
China Animal Healthcare Ltd. (b)(d)	60,000	10
Information Technology (1.2%):
Chinasoft International Ltd. (b)	784,000	376
		1,840
Georgia (1.3%):
Financials (1.3%):
Bgeo Group PLC	11,042	411
Hong Kong (6.2%):
Information Technology (3.2%):
Tongda Group Holdings Ltd.	1,690,000	472
Wasion Group Holdings Ltd.	950,000	523
		995
Telecommunication Services (3.0%):
Citic Telecom International Holdings Ltd.	1,325,000	433
HKBN Ltd.	421,500	513
		946
		1,941
India (10.8%):
Consumer Discretionary (3.1%):
Himatsingka Seide Ltd.	91,662	454
Inox Leisure Ltd. (b)	36,867	117
Swan Energy, Ltd.	157,117	396
		967
Consumer Staples (1.4%):
CCL Products India Ltd.	90,665	403
Kwality, Ltd.	21,577	44
		447
Health Care (2.2%):
HealthCare Global Enterprises, Ltd. (b)	99,641	355
Suven Life Sciences Ltd.	126,705	327
		682

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.4%):
KEC International Ltd.	202,598	$442
Materials (1.0%):
Aarti Industries Ltd.	30,191	319
Utilities (1.7%):
Adani Power Ltd. (b)	1,007,337	539
		3,396
Indonesia (6.0%):
Consumer Discretionary (1.1%):
Ramayana Lestari Sentosa TBK PT	3,301,800	332
Energy (1.2%):
PT United Tractors TBK	228,000	373
Financials (1.2%):
PT Bank Tabungan Negara Persero TBK	2,680,400	383
Health Care (1.0%):
Mitra Keluarga Karyasehat TBK	1,752,400	328
Industrials (1.5%):
Adhi Karya Persero TBK PT	1,860,200	293
PT Arwana Citramulia TBK	5,427,300	191
		484
		1,900
Korea, Republic Of (14.4%):
Consumer Discretionary (1.9%):
Innocean Worldwide, Inc.	6,512	324
Youngone Corp.	12,318	283
		607
Consumer Staples (1.2%):
GS Retail Co. Ltd.	8,236	370
Health Care (3.1%):
DIO Corp. (b)	11,504	313
Interojo Co. Ltd.	11,473	380
Value Added Technology Co. Ltd.	9,875	287
		980
Industrials (2.0%):
CJ Korea Express Co. Ltd. (b)	2,122	298
Vitzrocell Co., Ltd.	25,939	332
		630
Information Technology (4.2%):
LG Innotek Co. Ltd.	5,060	432
NICE Information & Telecommunication, Inc. (b)	11,779	282
Viatron Technologies, Inc. (b)	16,906	328
Wonik IPS Co. Ltd. (b)	14,058	288
		1,330
Materials (2.0%):
Hansol Chemical Co. Ltd.	5,244	342
Yonwoo Co. Ltd. (b)	10,168	283
		625
		4,542
Malaysia (4.1%):
Financials (2.1%):
AEON Credit Service M Berhad	93,100	329
Tune Protect Group Berhad	1,048,500	334
		663
Industrials (0.1%):
SKP Resources Berhad	53,200	16
Information Technology (1.0%):
My E.G. Services Berhad (c)	891,450	320
Materials (0.9%):
Heveaboard Berhad	881,900	291
		1,290

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Mexico (2.0%):
Consumer Discretionary (1.0%):
Alsea S.A.B. de CV	110,800	$321
Financials (1.0%):
Unifin Financiera Sab de CV	135,000	318
		639
Philippines (4.9%):
Consumer Discretionary (1.1%):
Jollibee Foods Corp.	86,350	357
Financials (2.4%):
Metro Pacific Investments Co.	2,739,800	376
Metropolitan Bank & Trust Co.	232,120	380
		756
Information Technology (0.2%):
Xurpas, Inc.	316,800	53
Materials (1.2%):
D&L Industries, Inc.	1,524,600	377
		1,543
Poland (2.8%):
Consumer Discretionary (1.3%):
Cyfrowy Polsat SA (b)	65,867	399
Financials (1.5%):
Kruk SA	7,735	475
		874
Singapore (1.5%):
Consumer Discretionary (1.5%):
mm2 Asia, Ltd. (b)(c)	1,291,800	475
South Africa (4.5%):
Health Care (1.1%):
Life Healthcare Group Holdings Ltd.	135,579	338
Industrials (2.3%):
Blue Label Telecoms, Ltd.	217,306	296
The Bidvest Group Ltd.	35,270	416
		712
Information Technology (1.1%):
EOH Holdings, Ltd.	33,552	366
		1,416
Taiwan (12.7%):
Consumer Discretionary (5.9%):
Basso Industry Corp.	128,000	385
Bon Fame Co. Ltd.	77,000	366
Hota Industrial Manufacturing Co. Ltd.	99,254	412
Poya Co. Ltd.	26,423	323
Taiwan Paiho Ltd.	125,000	383
		1,869
Health Care (2.0%):
Bioteque Corp.	100,000	360
United Orthopedic Corp.	134,000	263
		623
Industrials (1.4%):
Kerry TJ Logistics Co. Ltd.	303,000	428
Information Technology (3.4%):
Richwave Technology Corp.	180,000	369
Sinbon Electronics Co. Ltd.	142,000	312
Wistron NeWeb Corp.	136,475	391
		1,072
		3,992

See notes to schedules of investments.

Security Description	Shares		Fair Value(a)
Thailand (6.5%):
Consumer Discretionary (1.0%):
Beauty Community PLC	972,500		$307
Consumer Staples (1.1%):
Malee Group PLC	121,900		355
Financials (1.4%):
Muangthai Leasing PLC	531,300		426
Health Care (1.0%):
Chularat Hospital Public Co. Ltd. - NVDR (c)	3,745,800		309
Information Technology (0.9%):
KCE Electronics Public Co. Ltd.	90,500		280
Materials (1.1%):
Eastern Polymer Group Public Co. Ltd.	933,400		353
			2,030
Turkey (0.9%):
Consumer Discretionary (0.9%):
Tofas Turk Otomobil Fabrikasi AS	39,475		273
Materials (0.0%):(e)
Soda Sanayii AS	—	(f)	—	(f)
			273
United Arab Emirates (1.1%):
Consumer Discretionary (1.1%):
Dubai Parks & Resorts PJSC (b)	1,086,874		354
United States (1.3%):
Consumer Discretionary (1.3%):
Samsonite International SA	129,600		407
Total Common Stocks (Cost $29,750)			29,802

Collateral for Securities Loaned (2.4%)
United States (2.4%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.43%(g)	388,503		388
Fidelity Institutional Government Portfolio, 0.47%(g)	345,716		346
Total Collateral for Securities Loaned (Cost $734)			734
Total Investments (Cost $30,484) — 97.2%			30,536
Other assets in excess of liabilities — 2.8%			892
NET ASSETS - 100.00%			$31,428

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, and Mexico were fair valued at January 31, 2017.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. As of January 31, 2017, illiquid securities were 0.03% of the Fund’s net assets.

(e)	Amount represents less than 0.05% of net assets.
(f)	Rounds to less than $1.
(g)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

NVDR—Non-Voting Depository Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
NewBridge Global Equity Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.7%)
Australia (2.5%):
Financials (1.2%):
National Australia Bank Ltd.	5,528	$127
Real Estate (1.3%):
Dexus Property Group	20,850	142
		269
Brazil (0.5%):
Financials (0.5%):
Porto Seguro SA	6,800	57
Canada (2.5%):
Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc., Class B	2,256	103
Telecommunication Services (1.6%):
BCE, Inc.	3,856	174
		277
China (1.3%):
Industrials (0.4%):
ZTO Express Cayman, Inc., ADR (b)	3,472	43
Telecommunication Services (0.9%):
China Communications Services Corp. Ltd.	144,000	98
		141
Denmark (2.9%):
Financials (1.1%):
Danske Bank A/S	3,656	122
Health Care (1.1%):
Novo Nordisk A/S, Class B	3,141	114
Industrials (0.7%):
Dfds A/S	1,625	79
		315
France (3.5%):
Consumer Discretionary (2.0%):
Valeo SA	3,594	220
Industrials (1.5%):
Vinci SA	2,356	165
		385
Germany (0.8%):
Financials (0.8%):
Allianz SE	540	92
Hong Kong (3.0%):
Consumer Staples (1.5%):
WH Group Ltd.	210,500	160
Financials (1.5%):
AIA Group Ltd.	27,400	169
		329
India (1.2%):
Energy (1.2%):
Hindustan Petroleum Corp., Ltd.	16,447	127
Indonesia (0.9%):
Financials (0.9%):
PT Bank Rakyat Indonesia Persero TBK	107,700	95

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Ireland (2.1%):
Health Care (1.1%):
Shire PLC	2,166	$121
Industrials (1.0%):
Experian PLC	5,493	106
		227
Japan (9.4%):
Consumer Staples (0.9%):
Lawson, Inc.	1,300	95
Financials (1.5%):
Sumitomo Mitsui Financial Group, Inc.	4,300	169
Industrials (1.6%):
ITOCHU Corp.	12,700	175
Information Technology (1.0%):
Keyence Corp.	300	116
Materials (1.5%):
Mitsui Chemicals, Inc.	34,000	160
Real Estate (1.3%):
Daito Trust Construction Co. Ltd.	1,000	140
Telecommunication Services (1.6%):
Nippon Telegraph & Telephone Corp.	3,900	172
		1,027
Korea, Republic Of (1.3%):
Consumer Staples (0.7%):
KT&G Corp.	902	78
Utilities (0.6%):
Korea Electric Power Corp.	1,703	62
		140
Luxembourg (0.8%):
Energy (0.8%):
Tenaris SA	4,693	82
Netherlands (3.5%):
Energy (2.1%):
Koninklijke Vopak NV	1,950	84
Royal Dutch Shell PLC, Class B	4,854	137
		221
Materials (1.4%):
LyondellBasell Industries NV, Class A	1,665	155
		376
Peru (0.9%):
Financials (0.9%):
Credicorp Ltd.	573	94
Singapore (0.6%):
Financials (0.6%):
DBS Group Holdings Ltd.	4,519	61
Spain (1.6%):
Industrials (1.6%):
ACS, Actividades de Construccion y Servicios SA	5,773	178
Sweden (1.6%):
Materials (1.6%):
Boliden AB	5,967	174

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Switzerland (2.5%):
Financials (2.5%):
Chubb Ltd.	1,395	$183
Swiss Re AG	1,005	94
		277
Taiwan (3.1%):
Financials (1.5%):
Fubon Financial Holding Co. Ltd.	100,000	163
Information Technology (1.6%):
Hon Hai Precision Industry Co. Ltd.	65,000	174
		337
United Arab Emirates (1.0%):
Financials (1.0%):
Dubai Islamic Bank PJSC	68,948	112
United Kingdom (2.6%):
Consumer Discretionary (1.8%):
Compass Group PLC	5,755	102
Delphi Automotive PLC	1,309	92
		194
Telecommunication Services (0.8%):
BT Group PLC	22,385	86
		280
United States (48.6%):
Consumer Discretionary (6.5%):
Amazon.com, Inc. (b)	302	249
Foot Locker, Inc.	1,704	117
O’Reilly Automotive, Inc. (b)	457	120
The Home Depot, Inc.	1,217	167
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	206	56
		709
Consumer Staples (3.0%):
Fresh Del Monte Produce, Inc.	3,259	186
The Kroger Co.	4,003	136
		322
Energy (3.3%):
EOG Resources, Inc.	1,842	187
Halliburton Co.	2,996	170
		357
Financials (7.3%):
CME Group, Inc.	1,014	123
JPMorgan Chase & Co.	2,553	216
SunTrust Banks, Inc.	4,761	271
The Goldman Sachs Group, Inc.	341	78
The PNC Financial Services Group, Inc.	908	109
		797
Health Care (7.7%):
Amgen, Inc.	1,191	187
Becton, Dickinson & Co.	970	172
Celgene Corp. (b)	1,511	175
Edwards Lifesciences Corp. (b)	882	85
Pfizer, Inc.	3,267	104
UnitedHealth Group, Inc.	712	115
		838
Industrials (5.1%):
Cintas Corp.	697	81
CSX Corp.	1,767	82
Delta Air Lines, Inc.	2,686	127
General Dynamics Corp.	845	153
Raytheon Co.	785	113
		556
Information Technology (13.3%):
Alphabet, Inc., Series C, Class C (b)	278	222

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Analog Devices, Inc.	897	$67
Apple, Inc.	2,343	284
Applied Materials, Inc.	3,686	126
Facebook, Inc., Class A (b)	1,292	168
First Data Corp., Class A (b)	8,096	124
Microsoft Corp.	4,017	260
Red Hat, Inc. (b)	696	53
Visa, Inc., Class A	1,658	137
		1,441
Materials (2.4%):
Crown Holdings, Inc. (b)	2,098	114
The Sherwin-Williams Co.	484	147
		261
		5,281
Total Common Stocks (Cost $9,315)		10,733

Rights (0.0%)(c)
Spain (0.0%):(c)
Industrials (0.0%):(c)
ACS Actividades de Construccion y Servicios SA Expires 02/06/17, Bonus Rights	8,205	4
Total Rights (Cost $—)		4

Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares MSCI Russia Capped ETF	1,589	53
Total Exchange-Traded Funds (Cost $46)		53
Total Investments (Cost $9,361) — 99.2%		10,790
Other assets in excess of liabilities — 0.8%		88
NET ASSETS - 100.00%		$10,878

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Canada were fair valued at January 31, 2017.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Fund for Income	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (73.0%)
Multi-family (1.9%):
Collateralized Mortgage Obligations (1.6%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$1,298	$1,334
Series 2010-140, Class AC, 7.00%, 12/16/37	683	686
Series 2010-155, Class BH, 7.00%, 6/16/39	6,026	6,234
Series 2012-33, Class AB, 7.00%, 3/16/46	5,799	6,495
Series 2012-67, Class AF, 7.00%, 4/15/44	1,391	1,457
		16,206
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	149	150
7.50%, 8/15/21	86	91
6.00%, 1/15/22	84	90
7.92%, 7/15/23	397	398
8.00%, 8/15/26 - 11/15/33	1,306	1,312
7.75%, 6/15/30 - 9/15/33	733	737
8.25%, 9/15/30	218	219
7.00%, 9/20/38	123	140
		3,137
Single Family (71.1%):
Collateralized Mortgage Obligations (3.2%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	315	356
Series 1997-8, Class PN, 7.50%, 5/16/27	54	61
Series 1999-4, Class ZB, 6.00%, 2/20/29	468	522
Series 2000-9, Class Z, 8.00%, 6/20/30	85	100
Series 2001-10, Class PE, 6.50%, 3/16/31	327	371
Series 2001-15, Class ZH, 6.00%, 4/20/31	357	402
Series 2001-21, Class PE, 6.50%, 5/16/31	268	304
Series 2002-22, Class GF, 6.50%, 3/20/32	57	66
Series 2002-33, Class ZJ, 6.50%, 5/20/32	164	191
Series 2002-40, Class UK, 6.50%, 6/20/32	250	287
Series 2002-45, Class QE, 6.50%, 6/20/32	100	114
Series 2002-47, Class ZA, 6.50%, 7/20/32	270	312
Series 2002-47, Class PG, 6.50%, 7/16/32	39	45
Series 2005-72, Class H, 11.50%, 11/16/17	3	3
Series 2005-74, Class HC, 7.50%, 9/16/35	119	140
Series 2005-74, Class HB, 7.50%, 9/16/35	29	34
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,813	2,187
Series 2012-106, Class JM, 7.32%, 10/20/34 (a)	1,428	1,719
Series 2012-30, Class WB, 7.11%, 11/20/39 (a)	6,664	7,789
Series 2013-190, Class KT, 8.22%, 9/20/30 (a)	3,344	3,699
Series 2013-51, Class BL, 6.10%, 4/20/34 (a)	4,088	4,587
Series 2013-64, Class KY, 6.94%, 12/20/38 (a)	2,685	3,133
Series 2013-70, Class KP, 7.20%, 2/20/39 (a)	2,552	2,970
Series 2014-69, Class W, 7.26%, 11/20/34 (a)	329	388
Series 2014-74, Class PT, 7.67%, 5/16/44 (a)	605	708
Series 2015-55, Class PT, 8.02%, 6/20/39 (a)	2,029	2,385
		32,873
Pass-throughs (67.9%):
Government National Mortgage Assoc.
7.00%, 5/20/17 - 10/20/38	160,400	187,994
7.00%, 7/15/35 (b)	525	628
8.00%, 7/20/17 - 4/15/38	68,758	83,515
9.00%, 12/15/17 - 10/15/29	1,224	1,457
7.75%, 11/15/20	527	559
10.50%, 12/15/20	47	50
7.95%, 9/15/22	55	61
7.50%, 12/20/22 - 4/20/43	106,631	126,098
7.13%, 3/15/23 - 7/15/25	2,328	2,561
6.50%, 6/20/23 - 3/1/43	187,083	216,731
5.50%, 7/15/23 - 9/15/35	892	1,004

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
6.00%, 9/20/23 - 6/15/40	$52,739	$60,779
10.00%, 4/15/25 - 2/15/26	3,032	3,259
9.50%, 7/15/25	2	2
8.50%, 6/15/31 - 2/15/32	4,167	4,908
		689,606
Total Government National Mortgage Association (Cost $747,569)		741,822

U.S. Treasury Obligations (25.9%)
U.S. Treasury Bills, 0.48%, 4/20/17 (c)	39,337	39,296
U.S. Treasury Bonds
8.88%, 2/15/19	119,860	138,569
8.13%, 8/15/19 (d)	73,226	85,563
Total U.S. Treasury Obligations (Cost $264,866)		263,428

Investment Companies (0.0%)(e)
BlackRock Liquidity Funds Fedfund Portfolio, 0.43%(a)	99,708	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $1,012,535) — 98.9%		1,005,350
Other assets in excess of liabilities — 1.1%		11,044
NET ASSETS - 100.00%		$1,016,394

(a)	Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2017.
(b)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.06% of the Fund’s net assets at January 31, 2017.
(c)	Rate represents the effective yield at purchase.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(e)	Amount represents less than 0.05% of net assets.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.7%)
Alaska (1.0%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	$500	$538

Arizona (1.5%):
Goodyear Arizona Water And Sewer Revenue Subordinated Lien, 2.00%, 7/1/21, AGM	250	252
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	269
Pinal County Arizona Community College District, 4.00%, 7/1/36, Callable 7/1/26 @ 100	250	252
		773
California (4.2%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,116
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM(a)	270	292
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	278
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	646
		2,332
Colorado (0.8%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, AGM	350	384
Eagle Bend Colorado Metropolitan District Number 2, GO, 3.50%, 12/1/40, Callable 12/1/26 @ 100, BAM	60	55
		439
Florida (14.9%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20(b)	5,000	5,592
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, 5.00%, 10/1/31, Callable 10/1/24 @ 100, AGM(a)	300	339
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100(a)	1,000	1,105
Series B, 5.25%, 10/1/20, AGM	1,050	1,186
		8,222
Illinois (1.8%):
Kane County Illinous School District Number 131 Aurora East Side, GO, 2.00%, 12/1/20, BAM	1,000	1,006
Indiana (4.9%):
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,051
Indianapolis Industry Local Public Improvement Bond Bank Waterworks Project
Series A, 5.50%, 1/1/38	295	319
Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	1,205	1,299
		2,669
Kansas (2.5%):
Washburn University Kansas Revenue, Series A, 4.00%, 7/1/41, Callable 7/1/25 @ 100	790	797
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, ETM	500	525
		1,322
Kentucky (2.1%):
Kentucky State Property & Buildings Commission Revenue, Series B, 5.00%, 11/1/26	1,000	1,158
Maryland (2.8%):
Maryland State Health & Higher Educational Facilities Authority Revenue, LifeBridge Health Obligated Group, 4.13%, 7/1/47, Callable 7/1/25 @ 100	1,500	1,515
Michigan (7.2%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF(a)	200	220
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,398

See notes to schedules of investments.

Security Description	Principal Amount	Value
Saginaw Michigan Water Supply System Revenue, 5.00%, 7/1/35, Callable 7/1/26 @ 100, AGM	$1,205	$1,349
South Haven Michigan Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/40, Callable 5/1/25 @ 100, AGM	750	827
Wayne Michigan State University Revenue, Series A, 3.00%, 11/15/35, Callable 5/15/26 @ 100	150	131
		3,925
Minnesota (5.2%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	610
Rochester Minnesota Health Care Facilities Revenue, Series B, 5.00%, 11/15/36	500	613
Saint Louis County Minnesota Independent School District Number 2142, School Building, Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,648
		2,871
New Jersey (2.5%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,370
New York (1.1%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	570	598
Ohio (7.4%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	1,800	1,876
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100(a)	1,000	1,118
Indian Hill Ohio Exempt Village School District, 1.50%, 12/1/22	100	97
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	750	676
Ohio State Higher Educational Facilities Commission, 3.25%, 12/1/35, Callable 12/1/25 @ 100	375	346
		4,113
Pennsylvania (3.0%):
Pennsylvania State, Series 1, GO, 5.00%, 7/1/22	1,000	1,146
Unionville-Chadds Ford Pennsylvania School District, 2.00%, 6/1/23, State Aid Withholding	500	493
		1,639
Tennessee (1.0%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100(a)	500	523
Texas (29.7%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD(a)	1,000	1,113
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,161
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, PSF-GTD	850	913
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,608
Garland Texas Independent School District
Series A, GO, 3.00%, 2/15/20, Callable 3/13/17 @ 100, PSF-GTD(a)	550	551
Series A, GO, 3.00%, 2/15/22, Callable 3/13/17 @ 100, PSF-GTD(a)	725	726
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,373
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,454
Humble Independent School District, School Building, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,374
Klein Texas Independent School District Schoolhouse, 4.00%, 8/1/46, Callable 8/1/26 @ 100(c)	500	511
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	797
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD(b)	3,055	3,384

See notes to schedules of investments.

Security Description	Principal Amount	Value
Sheldon Texas Independent School District, Series A, 3.00%, 2/15/41, Callable 2/15/26 @ 100, PSF-GTD	$400	$345
		16,310
Washington (2.1%):
Snohomish County Washington Public Utility District Number 1 Electric Revenue, 5.00%, 12/1/40, Callable 12/1/25 @ 100	1,000	1,124
Total Municipal Bonds (Cost $50,124)		52,447
Total Investments (Cost $50,124) — 95.7%		52,447
Other assets in excess of liabilities — 4.3%		2,339
NET ASSETS - 100.00%		$54,786

(a)	Continuously callable with 30 days notice.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(c)	Security purchased on a when-issued basis.

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (94.4%)
General Obligations (48.7%):
County, City & Special District (9.7%):
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	$560	$603
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,164
Summit County
Series R, 5.50%, 12/1/17, FGIC	430	447
Series R, 5.50%, 12/1/18, FGIC	1,095	1,182
		3,396
Hospitals, Nursing Homes & Health Care (3.1%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,108
Public Improvements (2.3%):
Richland County, Correctional Facilities Improvement, 5.88%, 12/1/24, AGM	350	380
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	426
		806
Schools & Educational Services (32.1%):
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM(a)	2,000	2,210
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program(a)	350	389
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100(a)	1,240	1,390
Elida Local School District, School Facilities & Construction
2.22%, 12/1/21, AGM(b)	1,455	1,308
2.60%, 12/1/23, AGM(b)	1,455	1,219
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	397
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,645
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	627
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,012
Reading Community City School District, Classroom Facilities, Series A, 3.50%, 11/1/49, Callable 11/1/24 @ 100, School District Credit Program	1,180	1,062
		11,259
Utilities (Sewers, Telephone, Electric) (1.5%):
Greene County, Water System, 5.75%, 12/1/22, ETM	500	542
		17,111
Revenue Bonds (45.7%):
Hospitals, Nursing Homes & Health Care (17.7%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,294
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100(c)	2,500	2,763
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29	1,500	1,640
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	531
		6,228
Public Improvements (6.1%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM(a)	2,000	2,150
Schools & Educational Services (18.1%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	1,260	1,371
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ 100, Ohio CCD Program(a)	500	530
Ohio Saint Higher Educational Facility Commission
4.00%, 11/1/36, Callable 11/1/26 @ 100	500	500
5.00%, 11/1/41, Callable 11/1/26 @ 100	1,000	1,081
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,070
Youngstown State University General Receipts
4.38%, 12/15/18, AGM	685	722

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.00%, 12/15/23, AGM	$1,000	$1,088
		6,362
Utilities (Sewers, Telephone, Electric) (3.8%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100(a)	1,000	1,124
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	250	225
		1,349
		16,089
Total Municipal Bonds (Cost $30,806)		33,200
Total Investments (Cost $30,806) — 94.4%		33,200
Other assets in excess of liabilities — 5.6%		1,988
NET ASSETS - 100.00%		$35,188

(a)	Continuously callable with 30 days notice.
(b)	Rate represents the effective yield at purchase.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Strategic Allocation Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (14.3%)
Victory CEMP Emerging Market Volatility Wtd Index ETF	61,738	$1,578
Victory CEMP International Volatility Wtd Index ETF	45,500	1,535
Victory CEMP US Small Cap Volatility Wtd Index ETF	25,356	1,042
Total Affiliated Exchange-Traded Funds (Cost $3,939)		4,155

Affiliated Mutual Funds (82.3%)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Class I	316,305	2,078
Victory CEMP Long/Short Strategy Fund, Class I	151,594	1,754
Victory CEMP Market Neutral Income Fund, Class I	619,776	5,875
Victory Expedition Emerging Markets Small Cap Fund, Class I	164,815	1,416
Victory INCORE Total Return Bond Fund, Class R6	377,693	3,581
Victory Integrity Discovery Fund, Class Y	24,411	1,061
Victory NewBridge Global Equity Fund, Class I	655,201	8,066
Total Affiliated Mutual Funds (Cost $23,754)		23,831
Total Investments (Cost $27,693) — 96.6%		27,986
Other assets in excess of liabilities — 3.4%		973
NET ASSETS - 100.00%		$28,959

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Investment Grade Convertible Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Convertible Corporate Bonds (75.8%)
Consumer Discretionary (7.6%):
Priceline.com, Inc., 1.00%, 3/15/18	$1,722	$2,893
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20 (a)	1,105	1,472
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32, Callable 9/15/17 @ 100 (b)	1,945	1,916
		6,281
Energy (0.6%):
Nabors Industries, Inc., 0.75%, 1/15/24 (c)	480	484
Financials (12.7%):
Ares Capital Corp., 4.38%, 1/15/19	690	706
Ares Capital Corp., Convertible Subordinated Notes, 4.88%, 3/15/17	1,273	1,275
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	785	801
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	1,252	1,570
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	2,649	2,669
Old Republic International Corp., 3.75%, 3/15/18	185	251
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	1,634	2,213
Prospect Capital Corp., 5.88%, 1/15/19	100	102
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	912	933
		10,520
Health Care (19.5%):
Alza Corp., Convertible Subordinated Notes, 7/28/20, Callable 2/24/17 @ 90.17 (d)	1,592	2,469
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.46%, 9/15/23, Callable 3/13/17 @ 100 (b)(e)	788	971
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 2/24/17 @ 91.12 (d)	795	2,548
Illumina, Inc., Convertible Subordinated Notes
0.37%, 6/15/19	1,320	1,308
0.50%, 6/15/21	1,410	1,451
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	375	403
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 3/1/17 @ 100 (b)	2,332	2,471
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	2,149	4,564
		16,185
Industrials (3.4%):
Macquarie Infrastructure, 2.00%, 10/1/23	1,138	1,117
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19 (a)	1,495	1,664
		2,781
Information Technology (25.8%):
Akamai Technologies, Inc., 2/15/19	800	839
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	2,441	4,344
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	955	1,805
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04 (a) (b)	1,134	1,160
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	836	2,843
Nvdia Corp., 1.00%, 12/1/18	749	4,053
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19 (a)	2,375	2,861
Salesforce.com, Inc., 0.25%, 4/1/18	705	891
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	1,285	2,597
		21,393
Materials (4.5%):
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	1,885	1,938
RPM International, Inc., 2.25%, 12/15/20	100	117

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20 (a)	$1,427	$1,666
		3,721
Real Estate (1.7%):
Spirit Realty Capital, Inc., 3.75%, 5/15/21	1,356	1,416
		1,416
Total Convertible Corporate Bonds (Cost $56,371)		62,781

Convertible Preferred Stocks (22.8%)
Consumer Staples (0.9%):
Tyson Foods, Inc., 3.51%	10,795	736
Energy (1.1%):
Hess Corp., 1.55%, 2/1/19	14,470	933
Financials (9.5%):
AMG Capital Trust II, 5.15%	38,896	2,212
New York Community Capital Trust V, 6.00%	30,769	1,544
Wells Fargo & Co., Series L, 0.13%	3,492	4,194
		7,950
Health Care (0.8%):
Allergan PLC, Series A, 7.21%	805	637
Industrials (0.5%):
Arconic, Inc., 0.25%	10,874	399
Real Estate (1.6%):
Welltower, Inc., Series I, 5.40%	21,895	1,313
Utilities (8.4%):
CenterPoint Energy, Inc.	16,352	1,137
Dominion Resources, Inc., 1.67%	17,278	877
Dominion Resources, Inc., 6.38%	33,024	1,671
DTE Energy Co., 1.46%	6,008	319
NextEra Energy, Inc., 1.96%	30,065	1,506
NextEra Energy, Inc., 5.74%	24,155	1,423
		6,933
Total Convertible Preferred Stocks (Cost $18,682)		18,901

Collateral for Securities Loaned (7.3%)
Fidelity Institutional Government Portfolio, 0.47%(f)	2,842,537	2,843
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.43%(f)	3,194,336	3,194
Total Collateral for Securities Loaned (Cost $6,037)		6,037
Total Investments (Cost $81,090) — 105.9%		87,719
Liabilities in excess of other assets — (5.9)%		(4,870)
NET ASSETS - 100.00%		$82,849

(a)	All or a portion of this security is on loan.
(b)	Continuously callable with 30 days notice.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2017, the fair value of these securities was $484 (thousands) and amounted to 0.6% of net assets.

(d)	Continuously callable with 15 days notice.

See notes to schedules of investments.

(e)	Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2017.
(f)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

LLC—Limited Liability Co.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios

Notes to Schedules of Investments

January 31, 2017

(Unaudited)

1. Federal Tax Information:

At January 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$497,100	$87,421	$(8,870)	$78,551
NewBridge Large Cap Growth Fund	21,591	14,973	(377)	14,596
Special Value Fund	78,887	6,839	(3,143)	3,696
Sycamore Established Value Fund	6,039,110	1,220,628	(38,548)	1,182,080
Sycamore Small Company Opportunity Fund	3,301,469	809,971	(59,361)	750,610
Expedition Emerging Markets Small Cap Fund	30,686	2,203	(2,353)	(150)
NewBridge Global Equity Fund	9,442	1,588	(240)	1,348
INCORE Fund for Income	1,033,804	6,851	(35,305)	(28,454)
National Municipal Bond Fund	50,123	2,631	(307)	2,324
Ohio Municipal Bond Fund	30,803	2,515	(118)	2,397
Strategic Allocation Fund	27,716	685	(415)	270
INCORE Investment Grade Convertible Fund	82,276	8,292	(2,849)	5,443

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments.

The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 47 funds.  The accompanying Schedules of Portfolio Investments are those of the following 12 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered
Diversified Stock Fund	Class A, C, I, R, R6 and Y
NewBridge Large Cap Growth Fund	Class A, C, I, R and Y
Special Value Fund	Class A, C, I, R and Y
Sycamore Established Value Fund	Class A, C, I, R, R6 and Y
Sycamore Small Company Opportunity Fund	Class A, I, R, R6 and Y
Expedition Emerging Markets Small Cap Fund	Class A, C and I
NewBridge Global Equity Fund	Class A, C, I and R6
INCORE Fund for Income	Class A, C, I, R, R6 and Y
National Municipal Bond Fund	Class A and Y
Ohio Municipal Bond Fund	Class A
Strategic Allocation Fund	Class A, C, I and R
INCORE Investment Grade Convertible Fund	Class A and I

Victory Portfolios

Notes to Schedules of Investments - continued

January 31, 2017

(Unaudited)

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Victory Portfolios

Notes to Schedules of Investments - continued

January 31, 2017

(Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The NewBridge Global Equity Fund and Expedition Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Diversified Stock Fund
Common Stocks	$575,205	$—	$—	$575,205
Collateral for Securities Loaned	446	—	—	446
Total	575,651	—	—	575,651

NewBridge Large Cap Growth Fund
Common Stocks	36,187	—	—	36,187
Total	36,187	—	—	36,187

Special Value Fund
Common Stocks	82,583	—	—	82,583
Total	82,583	—	—	82,583

Sycamore Established Value Fund
Common Stocks	7,069,158	—	—	7,069,158
Exchange-Traded Funds	149,662	—	—	149,662
Collateral for Securities Loaned	2,370	—	—	2,370
Total	7,221,190	—	—	7,221,190

Victory Portfolios

Notes to Schedules of Investments - continued

January 31, 2017

(Unaudited)

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
Sycamore Small Company Opportunity Fund
Common Stocks	3,882,504		—		—		3,882,504
Exchange-Traded Funds	55,451		—		—		55,451
Collateral for Securities Loaned	114,124		—		—		114,124
Total	4,052,079		—		—		4,052,079

Expedition Emerging Markets Small Cap Fund
Common Stocks	2,274	(a)	27,518		10	(b)	29,802
Collateral for Securities Loaned	734		—		—		734
Total	3,008		27,518		10		30,536

NewBridge Global Equity Fund
Common Stocks	6,182	(c)	4,551		—		10,733
Right	4		—		—		4
Exchange-Traded Funds	53		—		—		53
Total	6,239		4,551		—		10,790

INCORE Fund for Income
Government National Mortgage Association	—		741,194		628	(d)	741,822
U.S. Treasury Obligations	—		263,428		—		263,428
Investment Companies	100		—		—		100
Total	100		1,004,622		628		1,005,350

National Municipal Bond Fund
Municipal Bonds	—		52,447		—		52,447
Total	—		52,447		—		52,447

Ohio Municipal Bond Fund
Municipal Bonds	—		33,200		—		33,200
Total	—		33,200		—		33,200

Strategic Allocation Fund
Affiliated Exchange-Traded Funds	4,155		—		—		4,155
Affiliated Mutual Funds	23,831		—		—		23,831
Total	27,986		—		—		27,986

INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	—		62,781		—		62,781
Convertible Preferred Stocks	14,816		4,085	(e)	—		18,901
Collateral for Securities Loaned	6,037		—		—		6,037
Total	20,853		66,866		—		87,719

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January 31, 2017

(Unaudited)

(a)         All securities categorized as Brazil and Mexico and all ADRs.

(b)         China Animal Healthcare Ltd. categorized as Health Care.

(c)          All securities categorized as Brazil and Canada and all ADRs.

(d)         Government National Mortgage Association 7.00%, 7/15/35 categorized under pass-throughs.

(e)          Consists of holdings:  AMG Capital Trust II, NextEra Energy, Inc. and Wells Fargo & Co.

Transfers that occurred between Level 1 and Level 2 on recognition dates of October 31, 2016 and January 31, 2017 due to application of systematic fair value procedures affecting certain portfolio holdings are as follows (in thousands):

Transfers from Level 1 to Level 2
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	$736

Transfers from Level 2 to Level 1
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	$5,617

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	INCORE Fund for Income	Expedition Emerging Markets Small Cap Fund
	Investments In Securities	Investments In Securities
Balance as of October 31, 2016	$1,785	$22
Realized Gain/(Loss)	(9)	—
Change in Unrealized Appreciation/(Depreciation)	(44)	(12)
Purchases	2,389	—
Sales Proceeds	(1,818)	—
Transfer into Level 3	—	—
Transfer out of Level 3	(1,675)	—
Balance as of January 31, 2017	$628	$10

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January 31, 2017

(Unaudited)

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified on the Schedules of Portfolio Investments.

Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed.

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January 31, 2017

(Unaudited)

A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

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January 31, 2017

(Unaudited)

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of January 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Value of Non-cash Collateral Received (000)	Net Amount Due to Counterparty (000)	Net Amount (000)

Diversified Stock Fund	$434	$434	$—	$12	$—
Sycamore Established Value Fund	2,337	2,337	—	33	—
Sycamore Small Company Opportunity Fund	112,195	112,195	—	1,929	—
Expedition Emerging Markets Small Cap Fund	912	734	178	—	—
NewBridge Global Equity Fund	—	—	—	—	—
INCORE Investment Grade Convertible Fund	5,870	5,870	—	167	—

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

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January 31, 2017

(Unaudited)

Exchange-Traded Funds:

Each Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

3. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds’ Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ Shares.  An investment in the Funds’ Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

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January 31, 2017

(Unaudited)

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 28, 2017

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	March 28, 2017